UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2009

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EPH China Fund

SEMI-ANNUAL REPORT
December 31, 2009

www.ephasiafunds.com

EPH China Fund
a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Supplemental Information	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the EPH China Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Dear Shareholder,

The EPH China Fund was launched on July 31, 2009 and I am pleased to report that during our first five months of operation, the EPH China Fund delivered strong results.  Over the five months that began July 31, 2009 and ended December 31, 2009, the EPH China Fund had a total return of +15.44% including the impact of the maximum sales charge and +20.87% excluding the impact of the maximum sales charge1  This performance compares favorably to that of the Fund’s benchmark, the Morgan Stanley Capital International (MSCI) China Index2, which returned +6.58% during the same time period.  The Fund’s outperformance was largely driven by our strategy of maintaining an overweight position in consumer discretionary, consumer staples, information technology and materials.

The broader Chinese economy is undergoing a structural shift toward a more balanced economy.  For many years, China benefitted from strong export growth primarily from the developed economies due to its low cost of manufacturing and labor.  As the voracious appetite for consumer goods globally has slowed, the Chinese export sector is readjusting to a slower growth rate.  As a result, the service and consumption components of GDP are becoming more important for Chinese economic growth.  The government has initiated many polices to stimulate growth in the service sector and demand for consumption including tax rate reductions, rebates and subsidies.  Although initially driven by government stimulus, the handoff from export and investment growth to service and consumption growth is a fundamental shift in China’s economy and will likely last for many years.  Therefore, the portfolio has an overweight allocation to apparel/shoe retailers, food retailers, consumer electronics, and telecommunication equipment vendors.

Another long-term trend that the Fund benefitted from was our overweight allocation to those companies doing business in rural China.  While the urban areas in China, primarily located on the East Coast, benefited from strong export activity, the next leg of Chinese economic growth is likely to come from the emergence of rural China.  The enormous potential of rural China creates many attractive long term investment opportunities such as large scale farming collectives, fertilizers, financial services, retailers, and agricultural equipment.

We recognize that inflation is the most likely outcome of a strong economic rebound that is driven by rapid credit expansion.  Therefore, we are underweight those companies that are negatively impacted by rising inflation and have highly levered balance sheets whereby higher input costs can squeeze margins and limit financial flexibility such as the Chinese independent power producers and property developers.  Conversely, we are overweight those companies that have upstream resources with attractive supply and demand characteristics, such as coal and natural gas.

As we’ve seen in January, despite strong economic fundamentals, the Chinese equity markets remain extremely volatile.  However, we remain confident in our long-term view that the Chinese economy will remain one of the strongest developing economies in the world.  We continue to focus on companies that we believe have strong growth outlooks, clean balance sheets, generate cash, and are attractively valued.  We thank you for your support and investment in the EPH China Fund.

Sincerely,

Russell E. Hoss, CFA
Portfolio Manager

________________________________
1The performance returns for the Fund reflect a fee waiver in effect. In the absence of such waiver, the returns would be reduced.
2 The Morgan Stanley Capital International (MSCI) China Index is constructed according to the MSCI Global Investable Market Index (GIMI) family. The MSCI China Index is part of the MSCI Emerging Markets Index. It is not possible to invest directly in an index.

Euro Pacific Halter Asia Management, Inc.
1201 Dove Street, Suite 370 •  Newport Beach, CA 92660 •
949.387.2450

Mutual fund investing involves risk. Principal loss is possible.

The Fund is new and has a limited operating history.  In addition, the Fund invests in foreign securities which will involve political, economic and currency risks, greater volatility, and differences in accounting methods. These risks are heightened by investments in emerging markets. From time to time, the Fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade. Certain sectors may be more vulnerable than others to these factors. The Fund also invests in small- and mid-cap companies.  Investing in these companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have a limited track record and their shares tend to trade infrequently or in limited volumes.  Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.  Market sentiment and expectations toward a particular sector could affect a company’s market valuations and access to equity funding.

Euro Pacific Halter Asia Management, Inc.
1201 Dove Street, Suite 370 •  Newport Beach, CA 92660 •
949.387.2450

EPH China Fund
FUND EXPENSES - December 31, 2009 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 7/31/09 to 12/31/09.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value*	Ending Account Value	Expenses Paid During Period**
	7/31/09	12/31/09	7/31/09 – 12/31/09
Actual Performance	$1,000.00	$1,208.70	$8.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$7.43
*	The Fund commenced operations on July 31, 2009.
**
Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 365.  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EPH China Fund
SCHEDULE OF INVESTMENTS - As of December 31, 2009 (Unaudited)

Number		Value
of Shares
	COMMON STOCKS – 99.1%
	CONSUMER DISCRETIONARY – 21.4%
624,000	Ajisen China Holdings Ltd.	$533,076
650,000	Anta Sports Products Ltd.	958,471
608,000	Belle International Holdings Ltd.	704,284
352,000	Cafe de Coral Holdings Ltd.	803,843
1,250,000	China Lilang Ltd.*	870,513
188,000	China Resources Enterprise Ltd.	682,922
75,000	ChinaCast Education Corp.*	567,000
884,000	Dah Chong Hong Holdings Ltd.	373,811
70,000	Focus Media Holding Ltd. ADR*	1,109,500
1,300,000	Geely Automobile Holdings Ltd.	709,463
1,400,000	Hengdeli Holdings Ltd.	528,581
208,000	Ports Design Ltd.	641,255
850,000	SJM Holdings Ltd.	467,004
800,000	Skyworth Digital Holdings Ltd.	820,444
596,000	Texwinca Holdings Ltd.	553,898
1,000,000	XTEP International Holdings	560,791
		10,884,856
	CONSUMER STAPLES – 12.2%
1,200,000	Chaoda Modern Agriculture Holdings Ltd.	1,277,278
676,000	China Agri-Industries Holdings Ltd.	883,119
744,000	China Green Holdings Ltd.	704,493
246,000	China Yurun Food Group Ltd.	729,683
88,000	Hengan International Group Co., Ltd.	651,518
336,000	Lianhua Supermarket Holdings Co., Ltd.	1,010,927
60,000	Zhongpin, Inc.*	936,600
		6,193,618
	ENERGY – 9.2%
1,150,000	Anhui Tianda Oil Pipe Co., Ltd.	604,584
700,000	China Oilfield Services Ltd.	830,173
214,000	China Shenhua Energy Co., Ltd.	1,038,732
772,000	CNOOC Ltd.	1,202,626
450,000	Yanzhou Coal Mining Co., Ltd.	984,120
		4,660,235
	FINANCIALS – 10.3%
1,330,000	Bank of China Ltd.	714,669
150,000	Bank of East Asia Ltd.	589,235
930,000	China Construction Bank Corp.	794,285
194,000	China Life Insurance Co., Ltd.	949,215
35,000	E-House China Holdings Ltd. ADR*	634,200
110,000	Ping An Insurance Group Co. of China Ltd.	956,386
2,546,000	Renhe Commercial Holdings Co., Ltd.	575,851
		5,213,841

EPH China Fund
SCHEDULE OF INVESTMENTS - As of December 31, 2009 (Unaudited)

Number
of Shares		Value
	HEALTH CARE – 1.2%
1,920,000	Sino Biopharmaceutical	$606,800

	INDUSTRIALS – 12.5%
140,000	Beijing Enterprises Holdings Ltd.	1,013,901
386,000	China High Speed Transmission Equipment Group Co., Ltd.	937,112
50,000	Harbin Electric, Inc.*	1,027,000
40,000	Jinpan International Ltd.	1,906,800
460,000	Shenji Group Kunming Machine Tool Co., Ltd.	418,429
614,000	Zhejiang Expressway Co., Ltd.	565,701
250,000	Zhuzhou CSR Times Electric Co., Ltd.	510,108
		6,379,051
	INFORMATION TECHNOLOGY – 12.5%
642,000	AAC Acoustic Technologies Holdings, Inc.	1,054,002
975,800	Comba Telecom Systems Holdings Ltd.	1,133,250
3,250,000	Inspur International Ltd.	461,971
289,000	Kingboard Chemical Holdings Ltd.	1,138,535
1,900,000	Kingdee International Software Group Co., Ltd.	423,050
20,000	Longtop Financial Technologies Ltd. ADR*	740,400
430,000	Travelsky Technology Ltd.	433,369
920,000	Wasion Group Holdings Ltd.	956,158
		6,340,735
	MATERIALS – 17.3%
594,000	China Molybdenum Co., Ltd.	473,175
1,564,000	Fufeng Group Ltd.	1,113,733
560,000	Fushan International Energy Group Ltd.	539,753
552,000	Huabao International Holdings Ltd.	593,521
240,000	Jiangxi Copper Co., Ltd.	561,229
1,400,000	Lee & Man Paper Manufacturing Ltd.*	959,050
2,700,000	Lumena Resources Corp.*	854,356
330,000	Real Gold Mining Ltd.*	490,158
752,000	Yip's Chemical Holdings Ltd.	612,710
150,000	Yongye International, Inc.*	1,219,500
330,000	Zhaojin Mining Industry Co., Ltd.	653,637
760,000	Zijin Mining Group Co., Ltd.	720,319
		8,791,141
	UTILITIES – 2.5%
642,000	Guangdong Investment Ltd.	373,043
350,000	Xinao Gas Holdings Ltd.	896,024
		1,269,067
	TOTAL COMMON STOCKS	50,339,344
	(Cost $44,634,962)

EPH China Fund
SCHEDULE OF INVESTMENTS - As of December 31, 2009 (Unaudited)

		Value
Principal
	SHORT-TERM INVESTMENTS – 0.8%
$417,161	UMB Money Market Fiduciary, 0.03%†	$417,161

	TOTAL SHORT-TERM INVESTMENTS	417,161
	(Cost $417,161)

	TOTAL INVESTMENTS – 99.9%	50,756,505
	(Cost $45,052,123)
	Other Assets less Liabilities – 0.1%	75,053

	TOTAL NET ASSETS – 100.0%	$50,831,558

* Non-income producing security
† The rate quoted is the annualized seven-day yield of the Fund at the period end.
ADR - American Depositary Receipt

See accompanying Notes to the Financial Statements.

EPH China Fund
SUMMARY OF INVESTMENTS BY INDUSTRY - As of December 31, 2009  (Unaudited)

Industry	Percent of Net Assets
Consumer Discretionary	21.4%
Consumer Staples	12.2%
Energy	9.2%
Financials	10.3%
Health Care	1.2%
Industrials	12.5%
Information Technology	12.5%
Materials	17.3%
Utilities	2.5%
Total Long-Term Investments	99.1%

Short-Term Investments	0.8%
Total Investments	99.9%
Other Assets less Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EPH China Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009 (Unaudited)

Assets
Investments in securities, at value (cost $45,052,123)	$50,756,505
Fund shares sold	80,180
Dividends and interest	29,732
Prepaid expenses	41,638
Total assets	50,908,055

Liabilities
Payables:
Fund shares redeemed	7,715
Due to Advisor	34,977
Distribution Plan (Note 6)	22,540
Administration fees	3,753
Custody fees	6,109
Fund accounting fees	1,224
Accrued other expenses	179
Total liabilities	76,497

Net Assets	$50,831,558

Components of Net Assets
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$45,162,972
Accumulated net investment loss	(52,308)
Accumulated net realized gain on investments	16,508
Net unrealized appreciation on:
Investments	5,704,382
Foreign currency	4
Net Assets	$50,831,558

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$50,831,558
Shares of beneficial interest issued and outstanding	4,226,029
Redemption price	12.03
Maximum sales charge (4.50%* of offering price)	0.57
Maximum offering price to public	$12.60

* On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

EPH China Fund
STATEMENT OF OPERATIONS
For the Period July 31, 2009 through December 31, 2009 (Unaudited)

Investment Income
Income
Dividends (net of foreign withholding taxes of $1,386)	$136,191
Interest	658
Total income		$136,849

Expenses
Advisory fees	124,303
Distribution fees - Advisor Class (Note 6)	27,022
Fund accounting fees	16,981
Administration fees	14,555
Transfer agent fees	12,800
Organization cost	14,035
Registration fees	10,471
Custody fees	8,860
Audit fees	6,781
Legal fees	3,103
Chief compliance officer fees	3,103
Trustees' fees and expenses	2,069
Insurance fees	2,069
Shareholder reporting fees	2,806
Miscellaneous	1,616

Total expenses		250,574
Less: Advisory fees waived		(61,417)
Net expenses		189,157
Net investment income		(52,308)

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency:

Net realized gain (loss) on:
Investments		255,594
Foreign currency transactions		(1,916)
Net realized gain		253,678
Net unrealized appreciation on:
Investments		5,704,382
Foreign currency translations		4
Net unrealized appreciation		5,704,386
Net increase from payments by affiliates (Note 3)		11,665
Net realized and unrealized gain on investments and foreign currency		5,969,729

Net Increase in Net Assets from Operations		$5,917,421

See accompanying Notes to Financial Statements.

EPH China Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
July 31, 2009*
to December 31, 2009
(Unaudited)
INCREASE IN NET ASSETS FROM:
Operations
Net investment loss	$(52,308)
Net realized gain on investments and foreign currency	253,678
Net unrealized appreciation on investments and foreign currency	5,704,386
Net increase from payments by affiliates (Note 3)	11,665
Net increase in net assets resulting from operations	5,917,421

Distributions to Shareholders
From net capital gains	(237,170)
Total distributions	(237,170)

Capital Transactions
Net proceeds from shares sold	46,083,557
Reinvestment of distributions	192,604
Cost of shares redeemed	(1,124,854)**
Net change in net assets from capital transactions	45,151,307

Total increase in net assets	50,831,558

Net Assets
Beginning of period	-
End of period	$50,831,558

Accumulated net investment loss	$(52,308)

	July 31, 2009*
	through December 31, 2009
	Shares	Paid-in Capital
Shares sold	4,307,961	$46,083,557
Shares reinvested	16,010	192,604
Shares redeemed	(97,942)	(1,124,854)
Net increase	4,226,029	$45,151,307

*	The Fund commenced operations on July 31, 2009.
**	Net of redemption fee proceeds of $794.

See accompanying Notes to Financial Statements.

EPH China Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	July 31, 2009*
	to December 31, 2009
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment loss	(0.02	)(a)
Net realized and unrealized gain on investments and foreign currency	2.11	(b)
Total from investment operations	2.09

Less Distributions:
From net capital gains	(0.06)

Net asset value, end of period	$12.03

Total return	20.87	%* (b)

Ratios and Supplemental Data
Net assets, end of period	$50,832

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	2.32	%†
After fees waived and expenses absorbed	1.75	%†
Ratio of net investment income to average net assets	(0.48	)%†
Portfolio turnover rate	27	%*

(a)	Computed using average share method.
(b)
The Advisor reimbursed the Fund $11,665 for losses on a transaction not meeting the investment guidelines of the Fund.  As of December 31, 2009, the reimbursement amount represents $0.003 per share.  This reimbursement had no impact to the Fund’s total return.

*	Not annualized. The Fund commenced operations on July 31, 2009.
†	Annualized.

See accompanying Notes to Financial Statements.

EPH China Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (Unaudited)

Note 1 – Organization
EPH China Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on July 31, 2009.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

EPH China Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (Unaudited) – continued

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

At December 31, 2009, the Fund did not have any forward contracts outstanding.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

(f) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(g) Accounting Standards
In June 2006, FASB released “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”). The Income Tax Statement addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken or expected to be taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.  The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of December 31, 2009.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Halter Asia Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.15% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.75% of the Fund's average daily net assets until October 31, 2011.

EPH China Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (Unaudited) – continued

For the period July 31, 2009 through December 31, 2009, the Advisor waived $61,417 of its advisory fees.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred.  At December 31, 2009, the amount of these potentially recoverable expenses was $61,417.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.

The Advisor reimbursed the Fund $11,665 for losses on a transaction not meeting the investment guidelines of the Fund.  This reimbursement had no impact to the Fund’s performance.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period July 31, 2009 through December 31, 2009, the Fund’s allocated fees paid to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees paid for CCO services for the period July 31, 2009 through December 31, 2009, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2009, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$45,052,123

Unrealized appreciation	6,414,973
Unrealized (depreciation)	(710,587)
Net appreciation/(depreciation) on investments and foreign currency translations	$5,704,386

Note 5 - Investment Transactions
For the period July 31, 2009 through December 31, 2009, purchases and sales of investments, excluding short-term investments, were $51,758,766 and $7,379,398, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

For the period July 31, 2009 through December 31, 2009, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

EPH China Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (Unaudited) – continued

Note 8 –Fair Value Measurements and Disclosure
In September 2006, FASB issued Fair Value Measurements and Disclosures effective for financial statements issued for interim and annual periods beginning after November 15, 2007.  Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)	Total
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$2,547,013	$8,337,843	$-	$10,884,856
Consumer Staples	1,666,283	4,527,335	-	6,193,618
Energy	-	4,660,235	-	4,660,235
Financials	634,200	4,579,641	-	5,213,841
Health Care	-	606,800	-	606,800
Industrials	2,933,800	3,445,251	-	6,379,051
Information Technology	740,400	5,600,335	-	6,340,735
Materials	1,219,500	7,571,641	-	8,791,141
Utilities	-	1,269,067	-	1,269,067
Short-Term Investments	417,161	-	-	417,161
Total Investments, at Value	10,158,357	40,598,148	-	50,756,505
Total Assets	$10,158,357	$40,598,148	$-	$50,756,505

Note 9 – Derivative and Hedging Disclosure
In March 2008, FASB issued Derivatives and Hedging effective for financial statements issued for interim and annual periods beginning after November 15, 2008.  Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.  The Fund did not have any outstanding forward contracts as of December 31, 2009.

EPH China Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (Unaudited) – continued

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.

For the period July 31, 2009 through December 31, 2009, the Fund entered into 60 forward contracts resulting in a realized loss of ($4,152).

EPH China Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on June 23-24, 2009, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Halter Asia Management., Inc. (“EPHAM”) with respect to the EPH China Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Advisory Agreement from EPHAM;  Euro Pacific Capital, Inc. (“Euro Pacific”) and Halter Financial Group (“Halter”), each of which has a controlling interest in EPHAM; and Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators.  In addition, the Independent Trustees received a memorandum from their legal counsel discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. At the meeting, the Board (including the Independent Trustees) asked questions of the representatives of EPHAM, Euro Pacific and Halter and considered their responses before voting on the Advisory Agreement. In addition, before voting the Independent Trustees discussed approval of the Advisory Agreement in a private session at which no representatives of EPHAM, Euro Pacific or Halter were present.

In approving the Advisory Agreement, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered the overall quality of services expected to be provided to the Fund by EPHAM and discussed the specific responsibilities of EPHAM under the Advisory Agreement.  The Board and the Independent Trustees also considered information regarding the resources that EPHAM would commit to managing the Fund, including information about the personnel that would be involved in managing the Fund’s investments. In addition, they considered information about EPHAM’s investment philosophy and process, its research process and its brokerage and trading practices. They also considered a report on certain policies and procedures of EPHAM, including information about its codes of ethics.  The Board and the Independent Trustees determined that the nature, extent and quality of the services to be provided by EPHAM were satisfactory.

Advisory Fees and Expense Ratio

The Board and the Independent Trustees reviewed a comparison of the Fund’s proposed management fee to the current advisory fees of other funds in the Fund’s peer group.  In addition, they reviewed a comparison of the Fund’s estimated expenses to the current expenses of other funds in its peer group. In assessing this information, the Board (including the Independent Trustees) noted, among other things, that the proposed advisory fees to be paid by the Fund and the Fund’s estimated total expenses were generally consistent with those of its peer group.  The Board and the Independent Trustees determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by EPHAM.

Estimated Profitability of Advisory Agreement

The Board and the Independent Trustees reviewed information about the estimated expenses to be incurred by EPHAM in providing services to the Fund. Based on the information provided, the Board and the Independent Trustees determined that the estimated profitability of the Advisory Agreement to EPHAM was reasonable in light of the nature, extent and quality of services to be provided to the Fund.

EPH China Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Economies of Scale

The Board and the Independent Trustees noted that, initially, the Fund’s asset levels would likely be too low to achieve significant economies of scale. As a result, the Board and the Independent Trustees concluded that the matter of such economies, and the extent to which the Fund’s fee levels reflect those economies for the benefit of Fund investors, would be reviewed in the future as Fund assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that the Advisory Agreement is in the best interests of the Fund and, accordingly, approved the Advisory Agreement for an initial two-year term.

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Investment Advisor
Euro Pacific Halter Asia Management, Inc.
1201 Dove Street, Suite 370
Newport Beach, California  92660

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 W. Michigan Street
Milwaukee, Wisconsin  53233

FUND INFORMATION

	TICKER	CUSIP
EPH China Fund	EPHCX	461 418 857

Privacy Principles of the EPH China Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the EPH China Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-949-9940, on the Fund’s website at www.ephasiafunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-949-9940, on the Fund’s website at www.ephasiafunds.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at 1-888-949-9940. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

EPH China Fund
803 West Michigan Street
Milwaukee, WI 53233-2301
Toll Free: 1.888.949.9940

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)     /s/ John P. Zader
     John P. Zader, President

Date   March 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ John P. Zader
    John P. Zader, President

Date March 10, 2010

By (Signature and Title)     /s/ Rita Dam
     Rita Dam, Treasurer

Date March 10, 2010